Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Prospectus #1 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EBABX
Prospectus #1 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ECBAX
Prospectus #1 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EIBAX
Prospectus #1 | Eaton Vance Total Return Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Eaton Vance Total Return Bond Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is total return.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 31 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 31 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other fixed and floating-rate income instruments (the “80% Policy”). Bonds and other fixed and floating-rate income instruments include corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (“MBS”) (including commercial mortgage-backed securities, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities (“ABS”) (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those issued by companies domiciled in emerging market countries), sovereign debt (including debt issued by emerging market countries), obligations of supranational entities, municipal securities, structured notes, private placements and convertible securities and other hybrid securities (other than preferred stock). The Fund may invest up to 35% of its net assets in non-U.S. dollar denominated income instruments, including those located in emerging market countries. The Fund may also invest in real estate investment trusts (“REITs”). The Fund seeks to maintain an average effective duration range of within +/- 50% of the Bloomberg U.S. Aggregate Bond Index’s duration.

The Fund may invest up to 35% of its net assets in bonds and other fixed and floating-rate income instruments rated below investment grade (i.e., rated lower than BBB by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”), or lower than BBB by Kroll Bond Rating Agency, LLC for securitized debt instruments only (such as ABS and MBS) and in unrated instruments determined by the investment adviser to be of below investment grade quality (“junk bonds”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Total return is defined as income plus capital appreciation. The Fund may invest in income instruments of any maturity.  The Fund may also invest in cash and money market instruments.

The Fund may invest in derivative instruments, such as options, futures contracts (including index futures contracts), foreign forward currency exchange contracts or swap agreements (including credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to seek to hedge against fluctuations in securities prices, interest rates, or currency exchange rates, enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (e.g., the corporate bond market) in a more efficient way.  The market value of derivatives that have characteristics similar to bonds or other fixed and floating-rate income instruments will be included with bonds and other fixed and floating-rate income instruments for purposes of the Fund’s 80% Policy and other investment restrictions. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.

In managing the Fund, the investment adviser considers macroeconomic factors in determining the Fund’s sector allocation and yield curve positioning and uses fundamental research in selecting individual securities for the portfolio.  Macroeconomic factors considered may include, among others, the pace of economic growth, unemployment rates, interest rates, inflation, monetary and fiscal policy, and general trends in global economies and currencies. In combination with the top-down macroeconomic approach, the investment adviser employs a bottom-up process of fundamental securities analysis to select the specific securities for investment. This bottom-up, research-driven and value-oriented approach emphasizes the financial strength of issuers, current valuations and the interest rate sensitivity of investments, among other factors. In selecting securities, the investment adviser generally seeks issuers with attractive valuations. The investment adviser may sell a security when the investment adviser’s valuation target for the security is reached, the fundamentals of the company deteriorate or to pursue more attractive investment options.  The investment adviser also considers how purchasing or selling an investment would impact the overall portfolio’s potential return (income and capital gains) and risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) on both a benchmark-relative and absolute return basis, and may include allocations to securities outside the benchmark.  The portfolio managers may also consider financially material environmental, social and governance (“ESG”) factors when evaluating an issuer. These considerations may be taken into account alongside other factors in the investment selection process.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other fixed and floating-rate income instruments (the “80% Policy”). Bonds and other fixed and floating-rate income instruments include corporate bonds and other fixed income securities, senior and junior loans, U.S. government securities, commercial paper, mortgage-related securities (“MBS”) (including commercial mortgage-backed securities, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities (“ABS”) (including collateralized debt obligations), zero-coupon securities, when-issued securities, repurchase agreements, foreign debt securities (including those issued by companies domiciled in emerging market countries), sovereign debt (including debt issued by emerging market countries), obligations of supranational entities, municipal securities, structured notes, private placements and convertible securities and other hybrid securities (other than preferred stock). The Fund may invest up to 35% of its net assets in non-U.S. dollar denominated income instruments, including those located in emerging market countries. The Fund may also invest in real estate investment trusts (“REITs”). The Fund seeks to maintain an average effective duration range of within +/- 50% of the Bloomberg U.S. Aggregate Bond Index’s duration.
Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.  Fixed-income markets may experience periods of relatively high volatility.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Credit Risk. Investments in fixed income and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

Convertible and Other Hybrid Securities Risk. Convertible and other hybrid securities (including preferred and convertible instruments) generally possess certain characteristics of both equity and debt securities.  In addition to risks associated with investing in income securities, such as interest rate and credit risks, hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities. Convertible securities may also react to changes in the value of the common stock into which they convert, and are thus subject to equity investing and market risks. A convertible security may be converted at an inopportune time, which may decrease the Fund’s return.

Municipal Obligations Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Leverage Risk.  Certain Fund transactions may give rise to leverage.  Leverage can result from a non-cash exposure to an underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  The Fund may be required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Restricted Securities Risk.  Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Repurchase Agreement Risk.  A repurchase agreement is the purchase by the Fund of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price.  Repurchase agreements maturing in more than seven days that the investment adviser believes may not be terminated within seven days at approximately the amount at which the Fund has valued the agreements are considered illiquid securities.  In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Zero-Coupon Bond Risk. Zero-coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.

When-Issued and Forward Commitment Risk.  Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
Bar Chart Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2022, the highest quarterly total return for Class A was 8.59% for the quarter ended June 30, 2020 and the lowest quarterly return was -10.59% for the quarter ended March 31, 2020.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase.  The average annual total returns listed for Class C reflect conversion to Class A shares after eight years.  Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  Prior to May 1, 2015, the Fund invested at least 80% of its net assets in taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (any bonds so issued considered “Build America Bonds”). Effective May 1, 2015, the Fund changed its name, objective and principal investment strategies and adopted a policy of investing at least 80% of net assets in bonds and other fixed and floating-rate income instruments.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2022
Prospectus #1 | Eaton Vance Total Return Bond Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	(13.01%)
Five Years	rr_AverageAnnualReturnYear05	0.02%
Ten Years	rr_AverageAnnualReturnYear10	1.06%
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Acquired Fund Fees and Expenses(2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Reimbursement(3)	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	$ 398
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	775
10 Years	rr_ExpenseExampleYear10	1,341
1 Year	rr_ExpenseExampleNoRedemptionYear01	398
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	775
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,341
2013	rr_AnnualReturn2013	(5.24%)
2014	rr_AnnualReturn2014	10.81%
2015	rr_AnnualReturn2015	(6.21%)
2016	rr_AnnualReturn2016	11.40%
2017	rr_AnnualReturn2017	7.43%
2018	rr_AnnualReturn2018	(1.08%)
2019	rr_AnnualReturn2019	10.53%
2020	rr_AnnualReturn2020	5.60%
2021	rr_AnnualReturn2021	2.75%
2022	rr_AnnualReturn2022	(13.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.59%)
One Year	rr_AverageAnnualReturnYear01	(15.92%)
Five Years	rr_AverageAnnualReturnYear05	(0.05%)
Ten Years	rr_AverageAnnualReturnYear10	1.63%
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	(17.13%)
Five Years	rr_AverageAnnualReturnYear05	(1.47%)
Ten Years	rr_AverageAnnualReturnYear10	0.04%
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	(9.39%)
Five Years	rr_AverageAnnualReturnYear05	(0.71%)
Ten Years	rr_AverageAnnualReturnYear10	0.50%
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Acquired Fund Fees and Expenses(2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Reimbursement(3)	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	$ 252
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	865
10 Years	rr_ExpenseExampleYear10	1,700
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	865
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,700
One Year	rr_AverageAnnualReturnYear01	(14.51%)
Five Years	rr_AverageAnnualReturnYear05	0.14%
Ten Years	rr_AverageAnnualReturnYear10	1.35%
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Acquired Fund Fees and Expenses(2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Reimbursement(3)	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	328
10 Years	rr_ExpenseExampleYear10	751
1 Year	rr_ExpenseExampleNoRedemptionYear01	50
3 Years	rr_ExpenseExampleNoRedemptionYear03	183
5 Years	rr_ExpenseExampleNoRedemptionYear05	328
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 751
One Year	rr_AverageAnnualReturnYear01	(12.89%)
Five Years	rr_AverageAnnualReturnYear05	0.86%
Ten Years	rr_AverageAnnualReturnYear10	2.21%
Prospectus #2 | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETMBX
Prospectus #2 | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ECMBX
Prospectus #2 | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EVMBX
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Eaton Vance AMT-Free Municipal Income Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide current income exempt from regular federal income tax.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 55 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Interest Expense	rr_Component1OtherExpensesOverAssets	0.07%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.14%
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 55 of this Prospectus and page 23 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”). The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax. At least 65% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest in securities in any rating category, including those in default. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions.  The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations.  In such case, the interest rate risk described below may be more significant for the Fund.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories or economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors.  The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio manager may also consider financially material environmental, social and governance (“ESG”) factors when evaluating an issuer.  These considerations may be taken into account alongside other factors in the investment selection process.  The portfolio manager also may trade securities to minimize taxable capital gains to shareholders.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”). The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax. At least 65% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest in securities in any rating category, including those in default. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Market Risk.  The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Municipal Obligations Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of non-traditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities.  Because the Fund is managed toward an income objective, it may hold more longer duration or maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Credit Risk. Investments in municipal obligations and other debt obligations (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.  Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.

Sector and Geographic Risk.  Because the Fund may invest a significant portion of its assets in obligations issued in one or more states and/or U.S. territories and in certain types of municipal or other obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. General obligation bonds issued by municipalities can be adversely affected by economic downturns and any resulting decline in tax revenues.  Revenue bonds can be adversely affected by the negative economic viability of the facility or revenue source.  Please refer to the Fund’s Statement of Additional Information for state-specific economic information as well as information about Puerto Rico, the U.S. Virgin Islands, Guam and American Samoa.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Leverage Risk.  Certain Fund transactions may give rise to leverage.  Leverage can result from a non-cash exposure to an underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  The Fund may be required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Risk of Residual Interest Bonds. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense as a liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Risks of Principal Only Investments. Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than obligations that pay interest currently. The Fund will accrue income on these investments and distribute that income each year. The Fund may be required to sell other investments to obtain cash needed for such income distributions.

Pooled Investment Vehicles Risk. Pooled investment vehicles are open- and closed-end investment companies and exchange-traded funds (“ETFs”). Pooled investment vehicles are subject to the risks of investing in the underlying securities or other investments. Shares of closed-end investment companies and ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of a pooled investment vehicle in which it invests.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Restricted Securities Risk.  Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.

Tax-Sensitive Investing Risk. The Fund may hold a security in order to achieve more favorable tax-treatment or sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations.  The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of changes in tax laws, adverse interpretations by the relevant taxing authority or the non-compliant conduct of the issuer of an obligation.

Risks Associated with Active Management.  The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
Bar Chart Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2022, the highest quarterly total return for Class A was 5.46% for the quarter ended March 31, 2014, and the lowest quarterly return was -7.14% for the quarter ended March 31, 2022.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect a reduction to the Class A front-end sales charge effective April 29, 2022 and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

These returns reflect a reduction to the Class A front-end sales charge effective April 29, 2022 and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2022
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Bloomberg Municipal Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	(8.53%)
Five Years	rr_AverageAnnualReturnYear05	1.25%
Ten Years	rr_AverageAnnualReturnYear10	2.13%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 410
3 Years	rr_ExpenseExampleYear03	590
5 Years	rr_ExpenseExampleYear05	786
10 Years	rr_ExpenseExampleYear10	1,351
1 Year	rr_ExpenseExampleNoRedemptionYear01	410
3 Years	rr_ExpenseExampleNoRedemptionYear03	590
5 Years	rr_ExpenseExampleNoRedemptionYear05	786
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,351
2013	rr_AnnualReturn2013	(6.16%)
2014	rr_AnnualReturn2014	13.36%
2015	rr_AnnualReturn2015	3.75%
2016	rr_AnnualReturn2016	0.14%
2017	rr_AnnualReturn2017	4.85%
2018	rr_AnnualReturn2018	1.15%
2019	rr_AnnualReturn2019	7.57%
2020	rr_AnnualReturn2020	5.16%
2021	rr_AnnualReturn2021	1.80%
2022	rr_AnnualReturn2022	(11.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.14%)
One Year	rr_AverageAnnualReturnYear01	(14.74%)
Five Years	rr_AverageAnnualReturnYear05	(0.16%)
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	(14.74%)
Five Years	rr_AverageAnnualReturnYear05	(0.16%)
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	(7.69%)
Five Years	rr_AverageAnnualReturnYear05	0.51%
Ten Years	rr_AverageAnnualReturnYear10	1.83%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
1 Year	rr_ExpenseExampleYear01	$ 264
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,710
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	876
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,710
One Year	rr_AverageAnnualReturnYear01	(13.51%)
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	1.13%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	195
5 Years	rr_ExpenseExampleNoRedemptionYear05	340
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 762
One Year	rr_AverageAnnualReturnYear01	(11.75%)
Five Years	rr_AverageAnnualReturnYear05	0.75%
Ten Years	rr_AverageAnnualReturnYear10	1.99%

[1]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	“Other Expenses” have been restated to reflect the investment in an affiliated fund for the full fiscal year.
[3]	Reflects the Fund’s allocable share of the advisory fees and other expenses of an affiliated acquired fund in which it invests.
[4]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.74% for Class A shares, 1.49% for Class C shares and 0.49% for Class I shares. This expense reimbursement will continue through January 31, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[5]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.